Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Stock based incentive plan, shares issued	292,000	200,500
Treasury Stock, Shares, Acquired	21,300